CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 6,416,059	$ 2,183,030	$ 1,729,344
Grants and accounts receivable, net of allowance for doubtful accounts of $-0-	327,321	453,017	51,779
Short-term investments	4,745,000
Inventories	146,523	245,608	682,372
Prepaid expenses and other current assets	193,031	605,312	476,093
Total current assets	11,827,934	3,486,967	2,939,588
Property and equipment - net	155,401	144,393	145,600
Other assets	409,687	414,375	254,220
Total long-term assets	565,088	558,768	399,820
Total Assets	12,393,022	4,045,735	3,339,408
Current Liabilities:
Accounts payable	527,647	786,517	800,670
Accrued expenses and other current liabilities	379,834	361,700	349,841
Deferred revenue	117,364	272,359
Warrant liability	546,720
Current portion of convertible notes payable, net of debt discount	1,727,137	1,644,356	926,225
Total current liabilities	3,298,702	3,064,932	2,076,736
Total liabilities	3,298,702	3,064,932	2,076,736
Redeemable Series B Convertible Preferred Stock	16,353,131	15,246,350	12,887,817
Stockholders' Equity/(Deficiency):
10% Series A Convertible Preferred Stock	1,804	1,760	1,594
Common Stock	299,026	251,320	214,968
Additional paid-in capital	100,390,887	91,343,135	86,903,415
Accumulated other comprehensive income	(55,154)	(55,987)	(12,662)
Deficit accumulated during the development stage	(107,895,374)	(105,805,775)	(98,732,460)
Total stockholders' equity/(deficiency)	(7,258,811)	(14,265,547)	(11,625,145)
Total Liabilities and Stockholders' Equity (Deficiency)	$ 12,393,022	$ 4,045,735	$ 3,339,408